Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operation [Abstract]
Schedule of discontinued operations	The results of discontinued operations of REIT Changjiang for the years ended December 31, 2023, 2022 and 2021 are as follows:
	For the Year Ended December 31,
	2023	2022	2021
Revenue	$-	$-	886,571
Cost of revenues	-	-	1,657,799
Gross loss	-	-	(771,228)
Operating expenses	-	-	829,049
Loss from discontinued operations	-	-	(1,600,277)
Other income, net	-	-	4,375
Loss before tax	-	-	(1,595,902)
Income tax benefit	-	-	488
Net loss from discontinued operations	$-	$-	(1,596,390)